Credit Facilities, Long-Term Debt and Lease Liabilities - Credit facilities summarized (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Cash drawings	$ 3,466	$ 3,653
Cash collateral	9	260
Committed
Disclosure of detailed information about borrowings [line items]
Facility size	2,590
Outstanding letters of credit	595
Cash drawings	400
Available capacity	1,595
Non-Committed
Disclosure of detailed information about borrowings [line items]
Facility size	400
Outstanding letters of credit	187
Cash drawings	0
Available capacity	213
TransAlta Renewables Inc.
Disclosure of detailed information about borrowings [line items]
Cash collateral	145
TransAlta syndicated credit facility | Committed
Disclosure of detailed information about borrowings [line items]
Facility size	1,950
Outstanding letters of credit	417
Cash drawings	0
Available capacity	1,533
TransAlta bilateral credit facilities | Committed
Disclosure of detailed information about borrowings [line items]
Facility size	240
Outstanding letters of credit	178
Cash drawings	0
Available capacity	62
TransAlta Term Facility
Disclosure of detailed information about borrowings [line items]
Cash drawings	397	$ 396
TransAlta Term Facility | Committed
Disclosure of detailed information about borrowings [line items]
Facility size	400
Outstanding letters of credit	0
Cash drawings	400
Available capacity	0
TransAlta demand facilities | Non-Committed
Disclosure of detailed information about borrowings [line items]
Facility size	400
Outstanding letters of credit	187
Cash drawings	0
Available capacity	$ 213